ACQUISITION OF BUSINESSES - Additional Information (Details) $ in Millions	Sep. 28, 2023 USD ($)
Triton International Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	28.00%
Total consideration	$ 1,156
Acquisition-related costs	49
Non-controlling interest in acquiree recognised at acquisition date	3,997
Intangible assets	$ 710
Triton International Limited | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	50 years
Triton International Limited | Brand names [member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Triton International Limited | Brand names [member] | Top of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	50 years
Triton International Limited | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration	$ 4,500
Triton International Limited, Preferred Equity Instruments
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date	$ 641